Average Annual Total Returns - Load - Salient Global Real Estate Fund	May 01, 2021
FTSEEPRNREITDevelopedIndex [Member]
Average Annual Return:
1 Year	(9.04%)
5 Years	3.74%
10 Years	5.44%
Since Inception	3.58%
MSCI World Index
Average Annual Return:
1 Year	16.50%
5 Years	12.82%
10 Years	10.48%
Since Inception	7.41%
Class A
Average Annual Return:
1 Year	(15.49%)
5 Years	2.14%
10 Years	3.16%
Since Inception	1.61%
Inception Date	Apr. 28, 2006
Class A | After Taxes on Distributions
Average Annual Return:
1 Year	(15.95%)
5 Years	0.58%
10 Years	1.04%
Since Inception	(0.46%)
Inception Date	Apr. 28, 2006
Class A | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	(9.14%)
5 Years	1.05%
10 Years	1.60%
Since Inception	0.46%
Inception Date	Apr. 28, 2006
Class C
Average Annual Return:
1 Year	(11.69%)
5 Years	2.75%
10 Years	3.16%
Since Inception	1.37%
Inception Date	Apr. 28, 2006